PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                               STRONG GROWTH FUNDS
                                 INVESTOR CLASS

                              STRONG DISCOVERY FUND
                               STRONG GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                             STRONG OPPORTUNITY FUND
                          STRONG STRATEGIC GROWTH FUND

Supplement to Prospectus dated May 1, 2000, as supplemented on November 30, 2000


Effective January 3, 2001, Mr. Charles A. Paquelet is the manager of the Strong Mid Cap Disciplined Fund. Mr. Paquelet's biography can be found on page 11 of the Prospectus.



           The date of this Prospectus Supplement is January 12, 2001.